EQUITY ACCOUNTED INVESTMENTS - Schedule Of Revenue, Net Income and OCI Of Investments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	$ 15,798	$ 18,182
Profit (Loss) of associate or joint venture	2,399	5,192
Other Comprehensive Income of associate or joint venture	411	457
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	491	431
Profit (Loss) of associate or joint venture	79	88
Other Comprehensive Income of associate or joint venture	469	242
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	133	400
Profit (Loss) of associate or joint venture	44	104
Other Comprehensive Income of associate or joint venture	(3)	1
Industrial operations [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	445	1,770
Profit (Loss) of associate or joint venture	62	122
Other Comprehensive Income of associate or joint venture	(21)	0
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	0	295
Profit (Loss) of associate or joint venture	0	12
Other Comprehensive Income of associate or joint venture	0	(6)
Norbord | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,424	1,731
Profit (Loss) of associate or joint venture	248	(165)
Other Comprehensive Income of associate or joint venture	(21)	13
Other | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	84	55
Profit (Loss) of associate or joint venture	83	(45)
Other Comprehensive Income of associate or joint venture	363	(210)
Other | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,502	1,007
Profit (Loss) of associate or joint venture	86	247
Other Comprehensive Income of associate or joint venture	(15)	26
Data Infrastructure [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	804	1,447
Profit (Loss) of associate or joint venture	64	(38)
Other Comprehensive Income of associate or joint venture	244	57
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,673	3,277
Profit (Loss) of associate or joint venture	(309)	3
Other Comprehensive Income of associate or joint venture	(826)	363
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	541	1,046
Profit (Loss) of associate or joint venture	92	354
Other Comprehensive Income of associate or joint venture	110	26
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	545	423
Profit (Loss) of associate or joint venture	301	126
Other Comprehensive Income of associate or joint venture	191	50
Core retail | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,536	0
Profit (Loss) of associate or joint venture	(1,013)	0
Other Comprehensive Income of associate or joint venture	(15)	0
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	60	0
Profit (Loss) of associate or joint venture	71	1
Other Comprehensive Income of associate or joint venture	0	0
Other | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	75	74
Profit (Loss) of associate or joint venture	19	19
Other Comprehensive Income of associate or joint venture	(29)	0
Energy [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	695	696
Profit (Loss) of associate or joint venture	92	358
Other Comprehensive Income of associate or joint venture	0	0
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	342	714
Profit (Loss) of associate or joint venture	487	23
Other Comprehensive Income of associate or joint venture	(2)	0
Core retail | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture		2,430	$ 889
Profit (Loss) of associate or joint venture		2,114	449
Other Comprehensive Income of associate or joint venture		0	$ 0
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,559	2,386
Profit (Loss) of associate or joint venture	1,544	1,869
Other Comprehensive Income of associate or joint venture	$ (34)	$ (105)